State Street Corp.
P.O. Box 5049
Boston, MA 02206-5049

November 5, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:   Office of Filings, Information & Consumer Service

RE:     The Munder Framlington Funds Trust (the "Trust")
        File Nos. 333-15205, 811-07897

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act") please accept this letter as certification that the Prospectus dated October 31, 2003 for the Class A, B, C, R, K and Y shares for Munder Healthcare Fund of the Trust does not differ from that contained in Post-Effective Amendment No. 17 to the Trust's Registration Statement on Form N-1A that was filed electronically via EDGAR on October 28, 2003 (Accession # 0001193125-03-068427).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,


/s/ Francine S. Hayes
---------------------
Francine S. Hayes
Counsel

cc:    S. Shenkenberg
       J. Kanter